Leases - Schedule of Future Minimum Operating Lease Payments Before Adoption (Detail) $ in Millions	Dec. 31, 2018 CAD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	$ 7
2020	11
2021	4
2022	1
2023	1
Thereafter	4
Total undiscounted minimum lease payments	$ 28